RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss attributable to common stockholders	$ (143,231)	$ (142,236)	$ (79,704)	$ (115,782)	$ (33,146)	$ (26,279)	$ (15,514)	$ (16,766)	$ (30,097)	$ (263,455)	$ (148,928)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Comprehensive loss	$ (143,153)			(115,782)						$ (263,690)	(148,928)		(370,627)	$ (88,656)	$ (64,293)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss attributable to common stockholders		(147,096)	(117,449)	(86,625)							(119,771)	(237,220)	(384,314)
Comprehensive loss													(384,075)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss attributable to common stockholders		$ 4,860	$ 37,745	$ (29,157)							$ (29,157)	$ 8,588	13,448
Comprehensive loss													$ 13,448